1701 Market Street                                   Morgan, Lewis
Philadelphia, PA 19103                               & Bockius  LLP
Tel: 215.963.5000                                    Counselors  at  Law
Fax: 215.963.5001




September 28, 2012

VIA EDGAR
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Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund II Post-Effective Amendment No. 138 (File No.033-50718) and Amendment No. 140(File No.811-07102) to Registration Statement on Form N-1A
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 138 and, under the Investment Company Act of 1940, as amended, Amendment No. 140 (the "Filing") to the Trust's Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of changing the name and principal investment strategy of one of the series of the Trust: the Frost Mid Cap Equity Fund (formerly, the Frost LKCM Small-Mid Cap Equity Fund).

If you have any questions regarding the Filing, please contact the undersigned at 212.309.6312.

Very truly yours,


/s/ Ryan F. Helmrich
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Ryan F. Helmrich